Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 3,520,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		4.22
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.60
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		0.23
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		$ 1,173,333
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		$ 250,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		4.22
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		0.60
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		0.23
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		$ 125,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		2.29
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		2.52
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		1.06
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		$ 450,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		4.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		2.92
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		1.65
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		$ 450,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		4.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		2.92
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		1.49
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		$ 33,334
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		$ 400,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		4.69
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		2.96
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		1.56
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		$ 100,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		4.96
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		3.20
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		1.61
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		$ 33,334
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		4,920,000
Share Based Payments Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		$ 2,015,001
Blah 2 1	$ 3,520,000
Blah 2 2	3.46
Blah 2 3	0.60
Blah 2 4	0.23
Blah 2 5	$ 2,346,667
Blah 2 6	$ 155,360
Blah 2 7	3.46
Blah 2 8	0.60
Blah 2 9	0.23
Blah 2 10	$ 124,110
Blah 2 11	$ 100,000
Blah 2 12	1.54
Blah 2 13	2.52
Blah 2 14	1.06
Blah 2 15	$ 100,000
Blah 2 16	$ 450,000
Blah 2 17	3.94
Blah 2 18	2.92
Blah 2 19	1.65
Blah 2 20	$ 450,000
Blah 2 21	$ 100,000
Blah 2 22	3.94
Blah 2 23	2.92
Blah 2 24	1.49
Blah 2 25	$ 66,667
Blah 2 26	$ 400,000
Blah 2 27	3.94
Blah 2 28	2.96
Blah 2 29	1.56
Blah 2 30	$ 300,000
Blah 2 31	$ 100,000
Blah 2 32	4.21
Blah 2 33	3.20
Blah 2 34	1.61
Blah 2 35	$ 33,334
Blah 2 36	$ 50,000
Blah 2 37	4.62
Blah 2 38	0.98
Blah 2 39	0.39
Blah 2 40	$ 16,667
Blah 2 41	$ 750,000
Blah 2 42	4.81
Blah 2 43	0.87
Blah 2 44	0.33
Blah 2 45	$ 187,500
Blah 2 46	$ 550,000
Blah 2 47	4.83
Blah 2 48	0.84
Blah 2 49	0.44
Blah 2 50	$ 550,000
Blah 2 51	$ 400,000
Blah 2 52	4.83
Blah 2 53	0.84
Blah 2 54	0.36
Blah 2 55	$ 64,000
Blah 2 56	$ 100,000
Blah 2 57	5.00
Blah 2 58	1.24
Blah 2 59	0.50
Blah 2 60	$ 33,334
Blah 2 61	6,675,360
Blah 2 62	$ 4,272,279